Revenues, net (Tables)	9 Months Ended
Sep. 30, 2022
Revenue from Contract with Customer [Abstract]
Schedule of Revenue Disaggregated by Revenue Source
	Nine months ended September 30,
	2021	2022
Revenues derived from spot charters, net	$8,027	$28,272
Revenues derived from time charters, net	9,210	11,694
Revenues, net	$17,237	$39,966

Schedule of Accounts Receivable Disaggregated Revenue

The following table presents the Company’s net trade accounts receivable disaggregated by revenue source as December 31, 2021 and September 30, 2022:

	December 31, 2021	September 30, 2022
Accounts receivable trade from spot charters	$1,762	$9,091
Accounts receivable trade from time charters	—	38
Less: Bad debt provisions	(26)	(26)
Less: Allowance for credit losses	(20)	(68)
Total	$1,716	$9,035